Use of Estimates - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) Project	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Project
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results	$ 34		$ 91	$ 70
Effect of additional estimated project costs On Income			10
MENA and APAC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results		$ 165
NCSA and EARC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results		1
MENA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results		$ 103	38	$ 20
Number of projects | Project		2		2
MENA [Member] | KJO Hout Project [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results				$ 9
Loss position in estimated cost of project			8
MENA [Member] | Other Multiple Projects [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results				7
MENA [Member] | Abu Ali cable lay project | Project One [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results				24
MENA [Member] | ADMA Four GI Project [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Partial offset on estimated costs on project				20
APAC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results		$ 62	17	23
APAC [Member] | Ichthys Project [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results			(34)
Partial offset on estimated costs on project			31
Benefit from project execution cost saving				5
APAC [Member] | Ichthys Project [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of additional estimated project costs On Income			(10)
APAC [Member] | Other Multiple Projects [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results				14
APAC [Member] | Gorgon MRU Project [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results				4
NCSA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results			38	27
NCSA [Member] | PB Litoral project [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results			7	12
NCSA [Member] | Agile Charter [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Favorable changes due to productivity improvements and cost reduction initiatives				11
NCSA [Member] | Other Multiple Projects [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results				$ 4
EARC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results			$ (2)